Business Segments Information (Business Segments Financial Information) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Segment Reporting Information [Line Items]
Net sales	$ 6,807	$ 6,312	$ 5,812	$ 5,606	$ 6,812	$ 6,344	$ 5,960	$ 5,553	$ 24,537	$ 24,669	$ 24,412
Depreciation and amortization									831	819	823
Capital expenditures									767	678	665
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net sales									748	722	717
Intersegment Eliminations [Member] | Process Management [Member]
Segment Reporting Information [Line Items]
Net sales									8	6	13
Intersegment Eliminations [Member] | Industrial Automation [Member]
Segment Reporting Information [Line Items]
Net sales									664	631	619
Intersegment Eliminations [Member] | Network Power [Member]
Segment Reporting Information [Line Items]
Net sales									27	39	38
Intersegment Eliminations [Member] | Climate Technologies [Member]
Segment Reporting Information [Line Items]
Net sales									47	44	45
Intersegment Eliminations [Member] | Commercial & Residential Solutions [Member]
Segment Reporting Information [Line Items]
Net sales									2	2	2
Operating Segments [Member] | Process Management [Member]
Segment Reporting Information [Line Items]
Net sales									9,189	8,610	7,899
Depreciation and amortization									249	201	198
Capital expenditures									300	276	228
Operating Segments [Member] | Industrial Automation [Member]
Segment Reporting Information [Line Items]
Net sales									4,990	4,885	5,188
Depreciation and amortization									145	145	138
Capital expenditures									123	124	134
Operating Segments [Member] | Network Power [Member]
Segment Reporting Information [Line Items]
Net sales									5,073	6,155	6,399
Depreciation and amortization									198	238	256
Capital expenditures									68	88	101
Operating Segments [Member] | Climate Technologies [Member]
Segment Reporting Information [Line Items]
Net sales									4,109	3,876	3,766
Depreciation and amortization									132	130	133
Capital expenditures									145	100	106
Operating Segments [Member] | Commercial & Residential Solutions [Member]
Segment Reporting Information [Line Items]
Net sales									1,924	1,865	1,877
Depreciation and amortization									52	53	53
Capital expenditures									49	40	46
Corporate, Non-Segment [Member] | Corporate and other [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization									55	52	45
Capital expenditures									$ 82	$ 50	$ 50